Filed Pursuant to Rule 497(e)

Registration No. 033-01719

THE GABELLI ASSET FUND

Supplement dated November 4, 2025

to

Statutory Prospectus and Statement of Additional Information, each dated April 30, 2025, as supplemented and amended to date

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated April 30, 2025, of The Gabelli Asset Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus and SAI.

Addition of Portfolio Manager

Effective November 3, 2025, Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, Mr. Howard F. Ward, Mr. John Belton, Mr. Justin Bergner, Mr. Sergey Dluzhevskiy, Mr. Ian Lapey, Mr. Gustavo Pifano and Mr. Macrae Sykes have been added to the portfolio management team for the Fund.

Accordingly, please note the following changes to the Prospectus:

The following paragraph replaces the disclosure in the sub-section entitled “Management – The Portfolio Managers” beginning on page 8:

The Portfolio Managers. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as portfolio manager of the Fund since its inception on January 22, 1986. Mr. Kevin V. Dreyer, Managing Director and Co-Chief Investment Officer of the Value Team of GAMCO Investors, Inc. and a portfolio manager of the Adviser, has served as a portfolio manager of the Fund since September 1, 2009. Mr. Christopher Marangi, Managing Director and Co-Chief Investment Officer of the Value Team of GAMCO Investors, Inc. and a portfolio manager of the Adviser, has served as a portfolio manager of the Fund since December 1, 2010. Mr. Brian C. Sponheimer, Senior Vice President of GAMCO Investors, Inc. and a portfolio manager of the Adviser, has served as a portfolio manager of the Fund since July 1, 2019. Ms. Sarah Donnelly and Ms. Melody Bryant, portfolio managers of the Adviser, have served as portfolio managers of the Fund since January 1, 2020. Mr. Ashish Sinha, portfolio manager of the Adviser and Assistant Vice President of GAMCO Asset Management (UK) Limited, has served as a portfolio manager of the Fund since February 1, 2023. Mr. Hendi Susanto, Mr. Alec Boccanfuso and Mr. Simon Wong, portfolio managers of the Adviser, have served as portfolio managers of the Fund since July 1, 2024. Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, Mr. Howard F. Ward, Mr. John Belton, Mr. Justin Bergner, Mr. Sergey Dluzhevskiy, Mr. Ian Lapey, Mr. Gustavo Pifano and Mr. Macrae Sykes have served as portfolio managers of the Fund since November 3, 2025.

The following paragraphs are added as paragraphs 11 through 18 to the sub-section “Management of the Fund – The Portfolio Managers” beginning on page 15:

Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, manages a portion of the Fund’s assets. Lieutenant Colonel Bancroft joined Gabelli Funds in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Mr. Howard F. Ward, CFA, manages a portion of the Fund’s assets. He joined the Adviser in 1995 and currently serves as GAMI’s Chief Investment Officer of Growth Products. Mr. Ward is also a portfolio manager of several funds in the Gabelli Fund Complex.

Mr. John Belton, CFA, manages a portion of the Fund’s assets. He joined the Adviser in January 2024 and currently serves as a Managing Director of its Growth Products. Mr. Belton was most recently an Investment Analyst and Partner at Absolute Partners Global. Prior to joining Absolute in 2021, Mr. Belton was an Equity Research Analyst at Evercore ISI for six years, culminating as a Vice President, Equity Research. Mr. Belton holds an MBA with Honors in Finance and Economics from Columbia Business School, a BA in Mathematics and Philosophy from Boston College, and is a CFA Charterholder.

Mr. Justin Bergner, CFA, manages a portion of the Fund’s assets. He is currently a portfolio manager for the Adviser and a Vice President at Gabelli & Company, having rejoined Gabelli & Company in June 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Before entering the investment profession, Justin worked in management consulting at both Bain & Company and Dean & Company. Justin graduated cum laude from Yale University with a B.A. in Economics & Mathematics and received an MBA in Finance and Accounting from Wharton Business School.

Mr. Sergey Dluzhevskiy, CPA, CFA, manages a portion of the Fund’s assets. He joined GAMI in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of the Adviser. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte.

Mr. Ian Lapey manages a portion of the Fund’s assets. He has been a portfolio manager with Gabelli Funds, LLC since 2018. Mr. Lapey was most recently a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, Mr. Lapey was a partner, research analyst, and portfolio manager at Third Avenue Management.

Mr. Gustavo Pifano manages a portion of the Fund’s assets. He joined Gabelli in 2008 and is an Assistant Vice President for research based in London. He covers the industrial and consumer sectors with a focus on small-cap stocks. Mr. Pifano holds a Bachelor of Business Administration in Finance from the University of Miami and an MBA from the University of Oxford Said Business School.

Mr. Macrae Sykes manages a portion of the Fund’s assets. He joined Gabelli in 2008 as a research analyst. He currently covers the investment services industry, and is a member of the portfolio management team of another fund within the Gabelli Fund Complex. Mr. Sykes holds a B.A. in economics from Hamilton College and an M.B.A. in finance from Columbia Business School.

Please also note the following changes to the SAI:

In the “Investment Advisory and Other Services” section, under the “Other Accounts Managed” heading, the following is added with information as of September 30, 2025:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
G. Anthony Bancroft	Registered Investment Companies:	3	$5.3 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	5	$1.5 million	0	$0

Howard F. Ward	Registered Investment Companies:	4	$4.7 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	104	$573.2 million	0	$0

John Belton	Registered Investment Companies:	1	$5.5 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	2	$0.1 million	0	$0

Justin Bergner	Registered Investment Companies:	5	$5.2 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	15	$5.3 million	0	$0

Sergey Dluzhevskiy	Registered Investment Companies:	1	$79.1 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	9	$2.0 million	0	$0

Ian Lapey	Registered Investment Companies:	3	$2.2 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	14	$40.9 million	0	$0

Gustavo Pifano	Registered Investment Companies:	3	$5.3 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1	$0.3 million	0	$0

Macrae Sykes	Registered Investment Companies:	3	$5.3 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	25	$41.0 million	0	$0

In the “Investment Advisory and Other Services” section, under the “Ownership of Shares in the Fund” heading, the following is added:

Name	Dollar Range of Equity Securities Held in the Fund**
G. Anthony Bancroft	C
Howard F. Ward	A
John Belton	A
Justin Bergner	A
Sergey Dluzhevskiy	A
Ian Lapey	A
Gustavo Pifano	A
Macrae Sykes	A

** Key to Dollar Ranges – Information as of September 30, 2025
A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	$100,001 - $500,000
F.	$500,001 – $1,000,000
G.	over $1,000,000

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE